FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Transactions	The following table summarizes the terms of interest rate swaps as of December 31, 2023:

Instrument (in thousands of $)	Notional amount	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving Floating, paying fixed	659,756	Feb-2027 to May-2029	2.69% to 3.99%

Fair Value Hierarchy of Derivative and Non-Derivative Financial Instruments
The carrying value and estimated fair value of our financial instruments were as follows:

		Successor
		December 31, 2023			December 31, 2022
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Fair value hierarchy	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents(1)	Level 1	133,496	133,496	Level 1	129,135	129,135
Restricted cash and short-term deposits	Level 1	3,842	3,842	Level 1	3,942	3,942
Trade accounts and other receivable(2)	Level 1	9,511	9,511	Level 1	2,467	2,467
Trade accounts payable(2)	Level 1	(12,231)	(12,231)	Level 1	(2,576)	(2,576)
Current portion of long-term debt and short-term debt (3) (4)	Level 2	(196,305)	(196,305)	Level 2	(181,694)	(181,694)
Long-term debt (4)	Level 2	(870,342)	(870,342)	Level 2	(962,794)	(962,794)
Derivatives:
Interest rate swaps asset (5)	Level 2	5,978	5,978	Level 2	8,736	8,736
Interest rate swaps liability (5)	Level 2	933	933	Level 2	(385)	(385)
(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying values of trade accounts and other receivable and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(3) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.

(4) Our debt obligations are recorded at amortized cost in the consolidated and combined carve-out balance sheets. The amounts presented in the table above, are gross of the deferred charges amounting to $5.6 million as of December 31, 2023 (December 31, 2022: $6.2 million) (Note 19).

(5) Derivative assets are presented within other non-current assets on the consolidated balance sheets. Derivative liabilities are presented within other current liabilities on the consolidated balance sheet.

Offsetting Assets and Liabilities	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2023 and December 31, 2022 would be adjusted as detailed in the following table:

	Successor
	December 31, 2023			December 31, 2022
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total derivative assets	5,978	(969)	5,009	8,736	(481)	8,255
Total derivative liabilities	933	(969)	(36)	385	(481)	(96)